Capital management (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Long-term debt	$ 1,107.5	$ 1,287.5
Cash and cash equivalents	$ 541.8	$ 249.8	$ 225.7